Business Combinations - Summary of Business Acquisitions Transactions (Detail)	12 Months Ended
Dec. 31, 2022
Cradlepoint [member]
Disclosure Of Business Combinations [Line Items]
Company	Cradlepoint
Description	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.
Transaction date	Nov. 01, 2020
Genaker [member]
Disclosure Of Business Combinations [Line Items]
Company	Genaker
Description	A Spanish provider of Mission Critical Push-to-talk (MC-PTT) solutions.
Transaction date	Mar. 01, 2020
Quortus [Member]
Disclosure Of Business Combinations [Line Items]
Company	Quortus
Description	A UK based mobile core software business with expertise in enterprise 4G/5G technology.
Transaction date	Nov. 01, 2021
Axonix [Member]
Disclosure Of Business Combinations [Line Items]
Company	Axonix
Description	A UK based mobile-first programmatic advertising exchange business.
Transaction date	Mar. 01, 2021
Vonage [Member]
Disclosure Of Business Combinations [Line Items]
Company	Vonage
Description	A US based global provider of cloud-based communications.
Transaction date	Jul. 01, 2022